Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Current [Abstract]
Income taxes payable	$ 73.5	$ 16.2
Value added taxes	21.8	16.6
Contingent consideration payable	19.5	194.5
Other current liabilities	29.2	35.2
Other current liabilities, total	$ 144.0	$ 262.5